Subsequent Events (Details)		12 Months Ended
	May 08, 2025	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 shares	May 07, 2025 shares	Sep. 22, 2023 shares	May 26, 2023 shares	Mar. 31, 2023 shares
Subsequent Events [Line Items]
Number of shares issued							3,650,000
Granted shares issued		1,200,000	2,000,000
Restricted Share Units [Member]
Subsequent Events [Line Items]
Number of shares issued			1,425,000		875,000	550,000
Common Shares [Member]
Subsequent Events [Line Items]
Share issuance cost | $		$ 37,500
Subsequent Events [Member]
Subsequent Events [Line Items]
Percentage of vested over eight month period	50
Subsequent Events [Member] | Restricted Share Units [Member]
Subsequent Events [Line Items]
Granted shares issued	4,500,000
Percentage of vested over eight month period	50
Subsequent Events [Member] | Common Shares [Member]
Subsequent Events [Line Items]
Number of shares issued				2,500,000